Investment Objectives and Goals - American Customer Satisfaction ETF	Jan. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	American Customer Satisfaction ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The American Customer Satisfaction ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the American Customer Satisfaction Investable Index (the “Index”).